Stockholders’ Equity/(Deficit) - 6 (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Stockholders’ Equity/(Deficit) [Line Items]
Deferred payroll expense (in Dollars)			$ 79,275		$ 848,908
Payment of deferred payroll expense (in Dollars)	$ 457,730	$ 236,907		$ 98,000	457,730
Deferred payroll expense included in accrued liabilities (in Dollars)	391,179	$ 233,547		$ 233,547	391,179
Deferred compensation equity (in Dollars)	$ 1,894,615		1,894,615		$ 1,894,615
RSU Awards [Member]
Stockholders’ Equity/(Deficit) [Line Items]
Deferred compensation equity (in Dollars)			$ 23,682